Schedule H, Line 4i- Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment
IDAHO POWER COMPANY EMPLOYEE SAVINGS PLAN

EMPLOYER ID NO. 82-0130980, PLAN NO. 006

FORM 5500, SCHEDULE H, PART IV, LINE 4i, SCHEDULE OF ASSETS (HELD AT END OF YEAR)

December 31, 2025

	(b)	(c)	(d)	(e)
(a)	Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Cost**	Current Value
	Vanguard	Vanguard Institutional Index Fund		$115,786,759
*	IDACORP, Inc.	Common Stock		82,837,447
	Harbor Funds	Harbor Capital Appreciation Fund		72,726,169
	American Funds	American Funds Target 2045		63,246,707
	American Funds	American Funds Target 2040		57,133,113
*	T. Rowe Price	U.S. Treasury Money Market Common Collective Trust Fund		51,624,078
	American Funds	American Funds Target 2035		50,870,604
	American Funds	American Funds Target 2050		47,582,283
	American Funds	American Funds Target 2030		40,027,460
	Vanguard	Vanguard Mid Cap Index Fund		31,978,928
	Brokerage Account	Brokerage Securities		30,023,681
	Dodge & Cox Funds	Dodge & Cox Income Fund		29,844,250
*	T. Rowe Price	T. Rowe Price Equity Income Fund		29,209,743
	American Funds	American Funds Target 2025		28,749,337
	Vanguard	Vanguard Balanced Index Fund		28,738,197
	American Funds	American Funds Target 2055		25,691,466
	MFS	MFS International Growth		22,943,762
	Putnam Investments	Putnam Large Cap Value Fund		21,142,634
	Invesco Investments	Invesco Small Cap Growth Fund		18,621,671
	Vanguard	Vanguard Small Cap Index Fund Institutional Class		16,627,664
	Dimensional Fund Advisors	DFA US Small Cap Value Fund		16,047,267
	Vanguard	Vanguard Total Bond Market Index Fund		14,719,509
	American Funds	American Funds Target 2060		14,027,541
	American Funds	American Funds Target 2020		12,425,043
	Vanguard	Vanguard Total International Stock Index Institutional		10,962,387
	Dimensional Fund Advisors	DFA International Value		10,871,103
	Causeway Funds	Causeway International Value Fund Institutional		9,244,170
	Vanguard	Vanguard Selected Value		7,787,894
	Putnam Investments	Putnam High Yield Advantage		6,618,454
	Dimensional Fund Advisors	DFA International Small Company Portfolio		5,666,236
	American Funds	American Funds Target 2065		5,592,626
	Payden Funds	Payden Low Duration Fund		4,494,999
	RBC	RBC Emerging Markets Equity		3,875,586
	Baird Funds	Baird Mid Cap Fund Institutional		3,816,858
	American Funds	American Funds Target 2015		2,401,177
	Credit Suisse	Credit Suisse Commodity Return Strategy Fund Call I		2,348,196
	American Funds	American Funds Target 2010		2,341,326
	Putnam Investments	Putnam Global Income Trust		2,062,578
	American Funds	American Funds Target 2070		1,241,485
	Wasatch Funds	Wasatch Frontier Emerging Small Countries Fund		479,935
* ***	Notes Receivable From Participants	Maturing 2026 - 2035 at interest rates of 4.25% - 9.50%	$—	7,118,726

				$1,009,549,049

* Denotes a permitted party-in-interest with respect to the Plan.
** Cost information is not required for participant-directed investments and, therefore, is not included.
*** Net of $170,576 in deemed loan distributions.